Net fee income (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Summary of net fee income

	Half-year to
	30 Jun	30 Jun	31 Dec
	2022	2021	2021
	£m	£m	£m
Net fee income by product
Account services	142	136	135
Funds under management	219	225	240
Cards	27	19	25
Credit facilities	117	127	119
Broking income	192	194	174
Unit trusts	2	2	3
Underwriting	92	183	103
Imports/exports	21	20	20
Remittances	45	31	53
Global custody	97	99	101
Insurance agency commission	7	9	8
Other	351	337	343
Fee income	1,312	1,382	1,324
Less: fee expense	(668)	(638)	(655)
Net fee income	644	744	669

Net fee income by global business
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
Half-year to 30 Jun 2022
Fee income	664	416	20	210	302	(300)	1,312
Less: fee expense	(705)	(86)	(33)	(14)	(126)	296	(668)
Net fee income	(41)	330	(13)	196	176	(4)	644

Half-year to 30 Jun 2021
Fee income	649	440	29	205	316	(257)	1,382
Less: fee expense	(599)	(85)	(51)	(28)	(127)	252	(638)
Net fee income	50	355	(22)	177	189	(5)	744
Half-year to 31 Dec 2021
Fee income	602	421	60	210	317	(286)	1,324
Less: fee expense	(646)	(103)	(32)	(26)	(128)	280	(655)
Net fee income	(44)	318	28	184	189	(6)	669